Earnings/Loss Per Share - Reconciliation of Denominator Used in Calculation of Basic and Diluted Loss Per Share (Detail) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Earnings Per Share [Abstract]
Net loss	$ (25,509)	$ (25,157)	$ (852)	$ 4,092	$ (65,765)	$ (38,924)	$ (61,088)	$ (96,911)	$ (47,426)	$ (262,688)	$ (232,175)
Weighted-average shares outstanding for basic loss per share (in shares)									661,647	624,148	597,613
Convertible senior notes (in shares)									0	0	0
Employee stock awards (in shares)									0	0	0
Warrants (in shares)									0	0	0
Adjusted weighted-average shares outstanding and assumed conversions for diluted loss per share (in shares)									661,647	624,148	597,613